Convertible Debentures	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Debentures

NOTE 6: CONVERTIBLE DEBENTURES

Convertible debentures consist of the following:

	June 30, 2018	December 31, 2017
	(Unaudited)
Convertible debenture - Hillair Capital	$4,182,709	3,784,230
Convertible debenture – HSPL Capital	2,117,501	1,915,770
Less: Original issuance discount	(87,874)	(267,619)
Less: Class B Convertible Preferred Stock discount	(165,081)	(207,125)
Less: Debt issuance cost	(160,365)	(361,110)
Convertible debentures, net	$5,886,890	$4,864,146
Current portion	$5,886,890	$4,864,146

On January 16, 2018, the Company and the holders of the Convertible Debentures mutually agreed to amend the terms of their Securities Purchase Agreement. The Company agreed to issue and deliver to (i) Hillair Capital an amended and restated Debenture in the principal amount of $4,182,709 and an additional 41,826 shares of Class B Preferred Stock, and to (ii) HSPL Capital Advisors, LLC (“HSPL Capital”), an amended and restated Debenture in the principal amount of $2,117,501 and an additional 21,174 shares of Class B Preferred Stock. The amended Debentures are comprised of the original debentures principal balance and all accrued but unpaid interest as of the date of the amendment. The original redemption dates have been removed under the amendment, with the entire principal and accrued interest balances being due on September 1, 2018. The additional 63,000 Class B Preferred Shares issued to the debenture holders were deemed as debt discount and valued at $404,523. The Company accounted for such amendment as a modification of the Convertible Debentures. The holders of the Convertible Debentures agreed to amend the redemption date to September 30, 2018 (Note 12).

The Company has the option to redeem the convertible debenture at any time at a price of 110% of the outstanding principal amount during the first year of the debenture and 120% after the first twelve months. In the event of an IPO, the Company may elect to redeem the debenture at 120% of up to 50% of the then outstanding principal amount of the Debenture.

The Debenture is convertible at the investor's option, at the standard conversion price of $10.00 or, upon the listing of the common stock of the Company on a national securities exchange through an initial public offering (an "IPO"), the conversion price adjusts to 120% of the price at which the shares of common stock are offered. The conversion price is also to be reset if the Company issues or grants any rights to their common stock or any type of security convertible into or exercisable or exchangeable for, common stock, including any re-pricing of any such shares, at a price below the then-applicable conversion price, at which occurrence the conversion price will be adjusted downward such that it will equal the sale price or conversion price, as applicable (a “round down provision”). Any adjusted conversion price shall not be less than $2.00 per share.

The Company analyzed if the conversion feature should be bifurcated and accounted for as a derivative liability. The Company has elected to early adopt ASU 2017-11, and therefore the round down provision is not included in the consideration of being indexed to the Company’s own stock. As noted previously, the conversion feature has a fixed standard conversion price, which adjusts upon an IPO. As the adjustment contingency is based on an IPO, and the price to which it adjusts is based on the share price of the Company’s stock, which is a standard input to the valuation, the conversion feature would be considered indexed to its own stock. Therefore, the embedded derivative qualified for the scope exception in ASC 815-10-15-74(a) and would not be bifurcated and accounted for separately as a derivative liability. The Company determined that the fair value of the common stock on the issuance date, was $3.58. As the conversion price exceeds the fair value of the stock on the commitment date there is no beneficial conversion feature to be recognized.

The Company also evaluated the redemption call feature to determine if it was required to be bifurcated, under the guidance for call options which can accelerate the settlement of debt instruments contained in debt issued with a discount. As the call feature does not fall under any of the conditions set forth in the guidance, it is considered to be clearly and closely related to the debt host contract, and therefore is not required to bifurcated.

The shares of the common stock issuable upon any conversion of the debenture (other than any such shares issued by the Company to the lender in connection with amortization payments) will be subject to a lock-up arrangement until 180 days following the date of the final prospectus relating to this offering.

The Company has recorded interest expense of $307,760 and $228,000 relating to the Convertible Debentures for the six months ended June 30, 2018 and 2017, respectively.

The Company has recorded interest expense of $626,311 and $318,857 due to the amortization of the debt discount related to the 2016 Convertible Debenture arising from the OID and Class B Convertible Preferred Stock for the six months ended June 30, 2018 and 2017, respectively. The unamortized portion of OID and Class B Convertible Preferred Stock was $252,955 and $474,744 at June 30, 2018 and December 31, 2017, respectively.

The Company has recognized amortization of the debt issuance costs on Convertible Debenture as interest expense in the amount of $225,745 and $225,745 for the six months ended June 30, 2018 and 2017, respectively. The unamortized portion of debt issuance cost on 2016 Convertible Debenture was $160,365 and $361,110 at June 30, 2018 and December 31, 2017, respectively.

NOTE 6: CONVERTIBLE DEBENTURES

Convertible debentures consist of the following:

	December 31, 2017	December 31, 2016
Convertible debenture - Hillair Capital	$3,784,230	5,700,000
Convertible debenture – HSPL Holdings, LLC	1,915,770	-
Less: Original issuance discount	(267,619)	(627,104)
Less: Class B Convertible Preferred Stock discount	(207,125)	(485,353)
Less: Debt issuance cost	(361,110)	(787,601)
Convertible debentures, net	$4,864,146	$3,799,942
Current portion	$4,864,146	$-
Long term portion	$-	$3,799,942

On October 17, 2016, the Company consummated a Securities Purchase Agreement (debt financing) whereby an investor purchased $5,700,000 in a senior secured convertible debenture which included an OID of $700,000 (“2016 Convertible Debenture”, or “Debenture”), and the purchase of 84,375 shares of Class B Convertible Preferred Stock (Note 9). The debenture bears interest at 8%, payable quarterly in arrears, and has a maturity date of September 1, 2018. The Company received cash proceeds of $4,210,322, net of commissions and due diligence fees of $789,678. On October 17, 2016, the Company recognized debt issuance costs of $879,153 for third party costs incurred in connection with this transaction, including the $789,678 debt issuance costs paid in cash. The fair value of the Class B Convertible Preferred Stock of $541,772, was also recognized as a discount to the debenture. The debenture is secured by all of the Company’s assets. The total discount is being amortized over the life of the debenture using a method that approximates the effective interest method, with an effective interest rate of 21.4%.

The Company is required to make cash redemptions in the amounts of (i) $1,425,000 on March 1, 2018 and June 1, 2018, and (ii) $2,850,000 on September 1, 2018, plus accrued but unpaid interest, liquidated damages and any other amounts owed to the investor in respect of this convertible debenture on each quarterly redemption date. In lieu of a cash redemption payment the Company may elect to pay all or part of a quarterly redemption amount in conversion shares based on a conversion price equal to the lesser of (i) the then conversion price less $0.01 and (ii) 90% of the average of the VWAPs for the 20 consecutive Trading Days ending on the trading day that is immediately prior to the applicable quarterly redemption date. The redemption payments were modified subsequent to December 31, 2017 (see Note 12).

The Company has the option to redeem the convertible debenture at any time at a price of 110% of the outstanding principal amount during the first year of the debenture and 120% after the first twelve months. In the event of an IPO, the Company may elect to redeem the debenture at 120% of up to 50% of the then outstanding principal amount of the Debenture.

The Debenture is convertible at the investor’s option, at the standard conversion price of $10.00 or, upon the listing of the common stock of the Company on a national securities exchange through an initial public offering (an “IPO”), the conversion price adjusts to 120% of the price at which the shares of common stock are offered. The conversion price is also to be reset if the Company issues or grants any rights to their common stock or any type of security convertible into or exercisable or exchangeable for, common stock, including any re-pricing of any such shares, at a price below the then-applicable conversion price, at which occurrence the conversion price will be adjusted downward such that it will equal the sale price or conversion price, as applicable (a “round down provision”). Any adjusted conversion price shall not be less than $1.00 per share.

The Company analyzed if the conversion feature should be bifurcated and accounted for as a derivative liability. The Company has elected to early adopt ASU 2017-11 (Note 2), and therefore the round down provision is not included in the consideration of being indexed to the Company’s own stock. As noted previously, the conversion feature has a fixed standard conversion price, which adjusts upon an IPO. As the adjustment contingency is based on an IPO, and the price to which it adjusts is based on the share price of the Company’s stock, which is a standard input to the valuation, the conversion feature would be considered indexed to its own stock. Therefore, the embedded derivative qualified for the scope exception in ASC 815-10-15-74(a) and would not be bifurcated and accounted for separately as a derivative liability. The Company engaged a valuation company who determined that the fair value of the common stock on October 17, 2016, the issuance date, was $3.58. As the conversion price exceeds the fair value of the stock on the commitment date there is no beneficial conversion feature to be recognized.

The Company also evaluated the redemption call feature to determine if it was required to be bifurcated, under the guidance for call options which can accelerate the settlement of debt instruments contained in debt issued with a discount. As the call feature does not fall under any of the conditions set forth in the guidance, it is considered to be clearly and closely related to the debt host contract, and therefore is not required to bifurcated.

The shares of the common stock issuable upon any conversion of the debenture (other than any such shares issued by the Company to the lender in connection with amortization payments) will be subject to a lock-up arrangement until 180 days following the date of the final prospectus relating to this offering.

Effective August 31, 2017, the holder of the Securities Purchase Agreement transferred a portion of their 2016 Convertible Debenture to a third party. As a result of the transfer, the 2016 Convertible Debenture was bifurcated into two debentures in the principal amounts of $3,784,230 and $1,915,770, respectively. All the terms and conditions of the 2016 Convertible Debentures remain the same in the two replacement debentures.

The Company has recorded interest expense of $456,000 and $92,467 relating to the 2016 Convertible debentures for the years ended December 31, 2017 and 2016, respectively.

The Company has recognized amortization of the discount related to the 2016 Convertible Debenture arising from the OID and the Series B Preferred Stock of $637,714 and $129,314 as interest expense for the years ended December 31, 2017 and 2016, respectively.

The Company has recognized amortization of the debt issuance costs on 2016 Convertible Debenture in the amount of $451,491 and $91,552 as interest expense for the years ended December 31, 2017 and 2016, respectively.